Note Payable	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Note payable

7.	Loans Payable
(a)	As at June 30, 2013, the amount of $150,000 (December 31, 2012 - $150,000) is owed to a non-related party which bears interest at 10% per annum, unsecured, and due on demand. As at June 30, 2013, the Company has accrued interest of $25,431 (December 31, 2012 - $37,931) which is included in accrued liabilities.
(b)	As at June 30, 2013, the amount of $480,624 (December 31, 2012 - $480,624) is owed to a non-related party, which bears interest at 12% per annum, due on demand, and secured by the assets of the Company. As at June 30, 2013, the Company has accrued interest of $96,808 (December 31, 2012 - $75,270) which is included in accrued liabilities.
(c)	As at June 30, 2013, the amount of $28,000 (December 31, 2012 – $nil) is owed to a non-related party, which is non-interest bearing, unsecured, and due on demand.
(d)	As at June 30, 2013, the amount of $15,000 (December 31, 2012 - $nil) is owed to a non-related party which is non-interest bearing, unsecured, and due on demand.